FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Not Measured at Fair Value
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 207,719,024	S/ 198,666,410
Fair value of underlying assets	210,302,307	205,106,272
Financial assets	207,798,767	199,190,749
Financial liabilities	210,004,455	205,078,732
Deposits and obligations
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	170,401,633	161,842,066
Financial liabilities	170,401,633	161,842,066
Payables from repurchase agreements and securities lending and due to banks and correspondents
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	8,243,787	9,060,710
Financial liabilities	8,243,787	9,060,710
Due to Banks and correspondents and other entities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	10,651,649	10,820,211
Financial liabilities	10,675,238	10,754,385
Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	345,906	528,184
Financial liabilities	345,906	528,184
Lease liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	612,259	404,817
Financial liabilities	612,259	404,817
Bond and notes issued
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	14,346,976	17,230,157
Financial liabilities	14,025,535	17,268,443
Other liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	5,700,097	5,220,127
Financial liabilities	5,700,097	5,220,127
Cash and due from banks
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	49,044,457	47,655,196
Financial assets	49,044,457	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowing
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	2,177,200	1,033,177
Financial assets	2,177,200	1,033,177
Investments at amortized cost
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	8,733,914	8,443,538
Financial assets	8,813,657	8,967,877
Loans, net
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	142,315,004	137,737,296
Financial assets	142,315,004	137,737,296
Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	345,906	528,184
Financial assets	345,906	528,184
Other assets
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	5,102,543	3,269,019
Financial assets	5,102,543	3,269,019
Level 1 | Not Measured at Fair Value
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	8,292,014	8,146,745
Fair value of underlying assets	0	0
Level 1 | Deposits and obligations
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Payables from repurchase agreements and securities lending and due to banks and correspondents
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Due to Banks and correspondents and other entities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Lease liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Bond and notes issued
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Other liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 1 | Cash and due from banks
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 | Cash collateral, reverse repurchase agreements and securities borrowing
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 | Investments at amortized cost
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	8,292,014	8,146,745
Level 1 | Loans, net
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 | Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 | Other assets
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 2 | Not Measured at Fair Value
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	199,427,010	190,519,665
Fair value of underlying assets	210,302,307	205,106,272
Level 2 | Deposits and obligations
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	170,401,633	161,842,066
Level 2 | Payables from repurchase agreements and securities lending and due to banks and correspondents
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	8,243,787	9,060,710
Level 2 | Due to Banks and correspondents and other entities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	10,651,649	10,820,211
Level 2 | Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	345,906	528,184
Level 2 | Lease liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	612,259	404,817
Level 2 | Bond and notes issued
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	14,346,976	17,230,157
Level 2 | Other liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	5,700,097	5,220,127
Level 2 | Cash and due from banks
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	49,044,457	47,655,196
Level 2 | Cash collateral, reverse repurchase agreements and securities borrowing
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	2,177,200	1,033,177
Level 2 | Investments at amortized cost
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	441,900	296,793
Level 2 | Loans, net
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	142,315,004	137,737,296
Level 2 | Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	345,906	528,184
Level 2 | Other assets
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	5,102,543	3,269,019
Level 3 | Not Measured at Fair Value
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Fair value of underlying assets	0	0
Level 3 | Deposits and obligations
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Payables from repurchase agreements and securities lending and due to banks and correspondents
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Due to Banks and correspondents and other entities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Lease liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Bond and notes issued
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Other liabilities
Financial Instruments Not Measured at Fair Value [Abstract]
Fair value of underlying assets	0	0
Level 3 | Cash and due from banks
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Cash collateral, reverse repurchase agreements and securities borrowing
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Investments at amortized cost
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Loans, net
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Due from customers on banker’s acceptances
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Other assets
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 0	S/ 0